Schedule of Investments (unaudited)
December 31, 2020
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 18.7%
Acceleron Pharma, Inc.(a)(b)	741,134	$ 94,820,684
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $17,141,679)(a)(c)(d)	297,971,595	40,521,157
Agios Pharmaceuticals, Inc.(a)(b)	418,584	18,137,245
Alexion Pharmaceuticals, Inc.(a)(b)	512,703	80,104,717
Allakos, Inc.(a)	499,660	69,952,400
Allogene Therapeutics, Inc.(a)(b)	587,622	14,831,579
Alnylam Pharmaceuticals, Inc.(a)	588,046	76,428,339
Amgen, Inc.	1,077,181	247,665,455
Annexon, Inc. (Acquired 06/26/20, cost $3,589,917)(a)(d)	286,515	7,131,629
Annexon, Inc.(a)	107,664	2,694,830
Apellis Pharmaceuticals, Inc.(a)(b)	395,224	22,606,813
Arcutis Biotherapeutics, Inc.(a)	736,963	20,730,769
Arena Pharmaceuticals, Inc.(a)(b)	289,757	22,262,030
Atreca, Inc., Class A(a)	342,563	5,532,392
Biogen, Inc.(a)	206,479	50,558,448
BioMarin Pharmaceutical, Inc.(a)(b)	675,462	59,231,263
Blueprint Medicines Corp.(a)(b)	183,842	20,617,880
Cerevel Therapeutics Holdings, Inc.(a)	241,015	3,996,029
ChemoCentryx, Inc.(a)(b)	181,450	11,235,384
Cytokinetics, Inc.(a)(b)	315,500	6,556,090
Decibel Therapeutics, Inc. (Acquired 11/02/20, cost $2,589,750)(a)(c)(d)	1,500,000	2,589,750
Dicerna Pharmaceuticals, Inc.(a)(b)	275,717	6,074,045
Eidos Therapeutics, Inc.(a)	147,496	19,407,524
FibroGen, Inc.(a)	113,518	4,210,383
Forma Therapeutics Holdings, Inc.(a)	231,030	8,062,947
Galapagos NV, ADR(a)(b)	116,688	11,549,778
Genmab A/S(a)	276,871	112,269,505
Genmab A/S, ADR(a)	949,031	38,587,600
Gilead Sciences, Inc.	1,472,779	85,804,105
Global Blood Therapeutics, Inc.(a)	134,185	5,811,552
Halozyme Therapeutics, Inc.(a)(b)	493,660	21,084,219
Imago Biosciences, Inc. (Acquired 11/12/20, cost $4,599,991)(a)(c)(d)	3,808,570	4,608,370
Immunovant, Inc.(a)	592,836	27,383,095
Incyte Corp.(a)	438,230	38,117,245
Intellia Therapeutics, Inc.(a)(b)	261,944	14,249,754
Iovance Biotherapeutics, Inc.(a)(b)	590,214	27,385,930
Kodiak Sciences, Inc.(a)(b)	164,366	24,147,009
Kronos Bio, Inc. (Acquired 10/09/20, cost $5,050,000)(a)(d)	312,693	9,089,986
Krystal Biotech, Inc.(a)	90,270	5,416,200
Mersana Therapeutics, Inc.(a)	1,093,068	29,086,539
Mirati Therapeutics, Inc.(a)	210,318	46,194,246
Molecular Templates, Inc.(a)	376,174	3,532,274
Neurocrine Biosciences, Inc.(a)(b)	359,241	34,433,250
Prothena Corp. PLC(a)	407,340	4,892,153
RAPT Therapeutics, Inc.(a)	147,420	2,911,545
Regeneron Pharmaceuticals, Inc.(a)	222,700	107,588,597
Relay Therapeutics, Inc.(a)	211,031	8,770,448
RemeGen Co. Ltd. (Acquired 11/03/20, cost $7,212,207)(a)(d)	1,062,500	12,554,096
Sarepta Therapeutics, Inc.(a)(b)	166,957	28,464,499
Seagen, Inc.(a)	1,275,665	223,419,968
Seres Therapeutics, Inc.(a)(b)	468,040	11,466,980
Sigilon Therapeutics, Inc. (Acquired 02/14/20, cost $4,607,995)(a)(d)	341,333	15,697,469
Stoke Therapeutics, Inc.(a)	168,171	10,414,830
Taysha Gene Therapies, Inc.(a)(b)	266,334	7,068,504
Security	Shares	Value
Biotechnology (continued)
Taysha Gene Therapies, Inc. (Acquired 07/30/20, cost $5,219,000)(a)(d)	334,477	$ 8,674,821
TCR2 Therapeutics, Inc.(a)	197,144	6,097,664
Vertex Pharmaceuticals, Inc.(a)	341,945	80,815,281
		1,983,547,294
Diversified Financial Services — 0.7%
ARYA Sciences Acquisition Corp. III, Class A(a)	320,000	3,472,000
BCTG Acquisition Corp.(a)	186,560	2,134,246
Deerfield Healthcare Technology Acquisitions Corp., Class A(a)(b)	442,160	6,897,696
FS Development Corp., Class A(a)	60,123	661,353
Health Assurance Acquisition Corp.	1,765,596	19,456,868
Health Sciences Acquisitions Corp. 2(a)	264,960	3,394,138
Helix Acquisition Corp., Class A(a)	228,832	2,478,251
Longview Acquisition Corp., Class A(a)(b)	657,724	13,016,358
MedTech Acquisition Corp.(a)	831,621	8,732,020
Panacea Acquisition Corp., Class A(a)	232,064	2,715,149
Therapeutics Acquisition Corp., Class A(a)	518,000	7,226,100
		70,184,179
Health Care Equipment & Supplies — 28.8%
Abbott Laboratories	4,671,001	511,427,899
ABIOMED, Inc.(a)(b)	207,094	67,139,875
Alcon, Inc.(a)(b)	2,243,141	148,002,443
Baxter International, Inc.	1,865,890	149,719,014
Becton Dickinson and Co.	616,331	154,218,343
Boston Scientific Corp.(a)	7,197,462	258,748,759
Edwards Lifesciences Corp.(a)	3,044,045	277,708,225
Envista Holdings Corp.(a)(b)	641,613	21,641,606
Intuitive Surgical, Inc.(a)	265,816	217,464,070
Kangji Medical Holdings Ltd.(a)	5,034,659	9,762,794
Masimo Corp.(a)(b)	479,997	128,821,595
Medtronic PLC	2,548,473	298,528,127
Nevro Corp.(a)	269,337	46,622,235
ResMed, Inc.	490,747	104,313,182
SI-BONE, Inc.(a)	77,477	2,316,562
Silk Road Medical, Inc.(a)	162,374	10,226,315
Straumann Holding AG, Registered Shares	53,090	62,190,756
Stryker Corp.	1,139,144	279,135,846
Teleflex, Inc.	341,740	140,649,932
Zimmer Biomet Holdings, Inc.	1,044,700	160,977,823
		3,049,615,401
Health Care Providers & Services — 20.7%
Amedisys, Inc.(a)	356,798	104,659,557
AmerisourceBergen Corp.	271,535	26,545,262
Anthem, Inc.	749,114	240,533,014
Cardinal Health, Inc.	483,577	25,900,384
Centene Corp.(a)	1,924,285	115,514,828
Cigna Corp.	1,448,510	301,550,812
Encompass Health Corp.	773,075	63,925,572
Everest Medicines Ltd. (Acquired 09/30/20, cost $4,297,361)(a)(d)	599,500	5,092,980
Humana, Inc.	696,970	285,945,882
LHC Group, Inc.(a)(b)	382,896	81,679,375
McKesson Corp.	118,971	20,691,436
Oak Street Health, Inc. (Acquired 03/04/20, cost $10,075,391)(a)(d)	958,228	58,068,010
Oak Street Health, Inc.(a)(b)	163,510	10,000,272
Quest Diagnostics, Inc.	243,566	29,025,760
UnitedHealth Group, Inc.	2,353,443	825,305,391
		2,194,438,535

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.8%
Teladoc Health, Inc.(a)(b)	425,056	$ 84,994,198
Insurance — 0.1%
GoHealth, Inc., Class A(a)(b)	708,797	9,682,167
Selectquote, Inc.(a)(b)	189,940	3,941,255
		13,623,422
Internet & Direct Marketing Retail — 0.6%
JD Health International, Inc. (Acquired 12/01/20, cost $29,316,237)(a)(d)	3,187,700	58,955,869
Life Sciences Tools & Services — 8.5%
Agilent Technologies, Inc.	262,937	31,155,405
Avantor, Inc.(a)	2,442,010	68,742,582
Illumina, Inc.(a)(b)	277,053	102,509,610
IQVIA Holdings, Inc.(a)	737,460	132,130,708
PPD, Inc.(a)	1,506,681	51,558,624
Thermo Fisher Scientific, Inc.	735,688	342,668,757
WuXi AppTec Co. Ltd., H Shares(e)	4,361,314	85,556,888
Wuxi Biologics Cayman, Inc.(a)(e)	6,682,500	88,618,930
		902,941,504
Pharmaceuticals — 19.0%
Bristol-Myers Squibb Co.	3,151,089	195,462,051
Eisai Co. Ltd.	469,200	33,553,992
Eli Lilly & Co.	1,732,504	292,515,975
Hansoh Pharmaceutical Group Co. Ltd.(a)(e)	16,902,176	81,912,188
Hua Medicine(a)(e)	13,366,370	9,982,816
Johnson & Johnson	2,926,342	460,547,704
Merck & Co., Inc.	1,913,871	156,554,648
Merck KGaA	469,816	80,580,236
Nektar Therapeutics(a)(b)	427,710	7,271,070
Ocumension Therapeutics (Acuired 07/06/20, cost $1,234,288)(a)(d)	646,000	2,243,620
Pfizer, Inc.	6,325,128	232,827,962
Roche Holding AG	225,509	78,544,461
Royalty Pharma PLC, Class A	294,506	14,740,025
Sanofi	1,330,482	128,954,327
Sanofi, ADR	1,049,151	50,978,247
Viatris, Inc.(a)	784,814	14,707,414
Zoetis, Inc.	1,034,140	171,150,170
		2,012,526,906
Total Common Stocks — 97.9% (Cost: $6,032,068,821)		10,370,827,308
		Par (000)
Other Interests
Afferent Pharmaceuticals, Inc., Series C, 0.00%(a)(c)	USD	3,421	4,583,658
Total Other Interests — 0.1% (Cost: $0)			4,583,658
	Shares
Preferred Securities
Preferred Stocks — 0.2%
Biotechnology — 0.2%
Ambrx Biopharma Inc.
Series A (Acquired 11/06/20, cost $4,850,067)(a)(c)(d)	3,102,653	4,850,067
Series B (Acquired 11/06/20, cost $4,850,099)(a)(c)(d)	2,792,388	4,850,099
Security	Shares	Value
Biotechnology (continued)
Connect Biopharma Holdings Ltd., Series C (Acquired 12/01/20, cost $4,999,991)(a)(c)(d)	790,722	$ 4,999,972
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $2,768,121)(a)(c)(d)	2,345,865	3,026,166
Neurogene, Inc., Series B (Acquired 12/14/20, cost $3,059,760)(a)(c)(d)	1,254,000	3,059,760
		20,786,064
Total Preferred Securities — 0.2% (Cost: $20,528,038)		20,786,064
Warrants(a)
Biotechnology — 0.0%
Cerevel Therapeutics Holdings, Inc. (Issued/Exercisable 07/29/20, 1 Share for 1 Warrant, Expires 10/27/25, Strike Price USD 11.50)	80,338	453,910
Diversified Financial Services — 0.0%
Deerfield Healthcare Technology Acquisitions Corp., Class A (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)	88,432	362,571
Longview Acquisition Corp., Class A (Issued/Exercisable 06/29/21, 1 Share for 1 Warrant, Expires 06/29/25, Strike Price USD 11.50)	219,241	1,444,798
Panacea Acquisition Corp., Class A (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	247,533
		2,054,902
Total Warrants — 0.0% (Cost: $653,245)		2,508,812
Total Long-Term Investments — 98.2% (Cost: $6,053,250,104)		10,398,705,842
Short-Term Securities(f)(g)
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	198,961,949	198,961,949
SL Liquidity Series, LLC, Money Market Series, 0.17%(h)	173,828,745	173,880,894
Total Short-Term Securities — 3.5% (Cost: $372,751,200)		372,842,843
Total Investments — 101.7% (Cost: $6,426,001,304)		10,771,548,685
Liabilities in Excess of Other Assets — (1.7)%		(175,072,264)
Net Assets — 100.0%		$ 10,596,476,421
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $246,013,821, representing 2.3% of its net assets as of period end, and an original cost of $115,461,854.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Health Sciences Opportunities Portfolio
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 217,777,914	$ —	$ (18,815,965)(a)	$ —	$ —	$ 198,961,949	198,961,949	$ 15,983	$ —
SL Liquidity Series, LLC, Money Market Series	204,042,466	—	(30,148,722)(a)	19,572	(32,422)	173,880,894	173,828,745	103,988(b)	—
				$ 19,572	$ (32,422)	$ 372,842,843		$ 119,971	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,770,410,511	$ 165,417,506	$ 47,719,277	$ 1,983,547,294
Diversified Financial Services	70,184,179	—	—	70,184,179

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock Health Sciences Opportunities Portfolio
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$ 2,977,661,851	$ 71,953,550	$ —	$ 3,049,615,401
Health Care Providers & Services	2,131,277,545	63,160,990	—	2,194,438,535
Health Care Technology	84,994,198	—	—	84,994,198
Insurance	13,623,422	—	—	13,623,422
Internet & Direct Marketing Retail	—	58,955,869	—	58,955,869
Life Sciences Tools & Services	728,765,686	174,175,818	—	902,941,504
Pharmaceuticals	1,606,738,082	405,788,824	—	2,012,526,906
Other Interests	—	—	4,583,658	4,583,658
Preferred Securities	—	—	20,786,064	20,786,064
Warrants	2,508,812	—	—	2,508,812
Short-Term Securities
Money Market Funds	198,961,949	—	—	198,961,949
	$ 9,585,126,235	$ 939,452,557	$ 73,088,999	10,597,667,791
Investments Valued at NAV(a)				173,880,894
				$ 10,771,548,685
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
4